Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles Disclosure [Abstract]
Summary of components of NRG's intangible assets subject to amortization

The following tables summarize the components of NRG's intangible assets subject to amortization:

			Contracts
Year Ended December 31, 2011	Emission Allowances	Development Rights	Energy Supply	Fuel	Customer	Customer Relationships	Marketing Partnerships	Trade Names	Other	Total
	(In millions)
January 1, 2011	$935	$18	$54	$72	$859	$571	$—	$308	$23	$2,840
Purchases	8	6	—	—	—	—	—	—	26	40
Acquisition of businesses	—	—	—	—	—	63	88	10	13	174
Usage	—	—	—	—	—	—	—	—	(19)	(19)
Impairment charge on emission allowances	(160)	—	—	—	—	—	—	—	—	(160)
Other	—	—	—	—	—	—	—	—	(4)	(4)
Adjusted gross amount	783	24	54	72	859	634	88	318	39	2,871
Less accumulated amortization	(335)	—	(25)	(57)	(675)	(317)	—	(42)	(1)	(1,452)
Net carrying amount	$448	$24	$29	$15	$184	$317	$88	$276	$38	$1,419

			Contracts
Year Ended December 31, 2010	Emission Allowances	Development Rights	Energy Supply	Fuel	Customer	Customer Relationships	Trade Names	Other	Total
	(In millions)
January 1, 2010	$919	$—	$54	$71	$790	$399	$178	$14	$2,425
Purchases	19	—	—	—	—	—	—	20	39
Acquisition of businesses	—	18	—	—	69	172	130	4	393
Usage	—	—	—	—	—	—	—	(15)	(15)
Other	(3)	—	—	1	—	—	—	—	(2)
Adjusted gross amount	935	18	54	72	859	571	308	23	2,840
Less accumulated amortization	(269)	—	(21)	(55)	(490)	(208)	(20)	(1)	(1,064)
Net carrying amount	$666	$18	$33	$17	$369	$363	$288	$22	$1,776

Schedule of NRG's amortization of intangible assets
The following table presents NRG's amortization of intangible assets for each of the past three years:

	Years Ended December 31,
Amortization	2011	2010	2009
	(In millions)
Emission allowances	$66	$70	$63
Energy supply contracts	4	3	18
Fuel contracts	2	7	15
Customer contracts	185	232	258
Customer relationships	109	91	117
Trade names	22	12	8
Other	—	1	—
Total amortization	$388	$416	$479

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents estimated amortization of NRG's intangible assets for each of the next five years:

			Contracts
Year Ended December 31,	Emission Allowances	Development Rights	Energy Supply	Fuel	Customer	Customer Relationships	Marketing Partnerships	Trade Names	Total
	(In millions)
2012	$50	$1	$5	$2	$119	$98	$3	$23	$301
2013	54	1	6	2	53	68	9	23	216
2014	33	1	6	2	1	48	15	23	129
2015	41	1	6	2	1	36	14	23	124
2016	46	1	6	2	1	26	9	22	113

Schedule of weighted average remaining amortization period related to NRG's intangible assets
The following table presents the weighted average remaining amortization period related to NRG's intangible assets purchased in 2011 business acquisitions:

As of December 31, 2011	Marketing Partnerships	Trade Names	Customer Relationships	Other	Total
	(In years)
Weighted average remaining amortization period	18	5	5	18	11

Summary of estimated amortization related to NRG's out-of-market contracts
The following table summarizes the estimated amortization related to NRG's out-of-market contracts:

	Contracts
Year Ended December 31,	Customer	Energy Supply	Power	Total
	(In millions)
2012	$2	$6	$21	$29
2013	1	2	19	22
2014	—	—	17	17
2015	—	—	17	17
2016	—	—	17	17